Initial Public Offering (Details)	Aug. 05, 2021 USD ($) $ / shares shares
IPO [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering (in Shares) | shares	25,000,000
Initial public offering price per share	$ 10
Gross proceeds (in Dollars) | $	$ 250,000,000
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Exercise price per share	$ 11.5